Segment reporting - Schedule of assets by reportable segment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,519,855	$ 2,677,973
Domestic
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,186,287	2,349,337
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 333,568	$ 328,636